Notes Payable - Brian Brady Promissory Notes (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended
	Jul. 15, 2008	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 22, 2013 Unsecured Debt [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 14, 2013 Unsecured Debt [Member]	May 22, 2013 Restricted Stock Units (RSUs) [Member]
Short-term Debt [Line Items]
Short-term debt								$ 750,000	$ 170,000	$ 170,000
Debt instrument, interest rate, stated percentage (percentage)								7.00%	7.00%	7.00%
Debt instrument, default interest rate								12.00%	12.00%	12.00%
Warrants issued to purchase shares under the notes payable (warrants)	1,108							1,000,000
Warrants issued to purchse shares under the notes payable agreement, exercise price								$ 0.25
Warrant conversion period to purchase shares								5 years
Additional warrants issued to purchase shares								3,187,500
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period											1,687,500
Share-based compensation arrangement by share-based payment award, award vesting period (in days)								2 years
Fair value of notes payables									1,163,555
Debt instrument, accrued interest									683
Interest expense, notes payable		9,275	18,331	18,399	28,702	79,488	13,466
Amortization of financing costs		$ 7,826	$ 7,141	$ 12,311	$ 11,034	$ 25,923	$ 3,795